Hedging Activities, Derivative Instruments and Credit Risk, Interest Rate Swap Contracts (Details) - 12 months ended Dec. 31, 2019 € in Millions, $ in Millions	USD ($) Contract	EUR (€) Contract
LIBOR [Member]
Derivative, Fair Value, Net [Abstract]
Expected losses to be reclassified out of AOCI into earnings during next 12 months	$ 14.1
Long-term debt outstanding	$ 927.6	€ 601.2
Interest Rate Swap Contracts [Member]
Derivative, Fair Value, Net [Abstract]
Number of contracts | Contract	4	4
Interest Rate Swap Contracts [Member] | LIBOR [Member]
Derivative, Fair Value, Net [Abstract]
Long-term debt hedged	$ 825.0
Interest Rate Swap Contracts [Member] | LIBOR [Member] | Minimum [Member]
Derivative, Fair Value, Net [Abstract]
Fixed interest rate	3.60%	3.60%
Interest Rate Swap Contracts [Member] | LIBOR [Member] | Maximum [Member]
Derivative, Fair Value, Net [Abstract]
Fixed interest rate	4.30%	4.30%